Common Stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Common Stock
Note 7 - Common Stock
Only shares of the Company’s common stock are publicly traded on the New York Stock Exchange, under the ticker symbol “SWX.” Share-based compensation related to Southwest and Centuri is based on awards to be issued in shares of Southwest Gas Holdings, Inc.
On May 8, 2019, the Company filed with the SEC an automatic shelf registration statement on Form S-3 (File No. 333-231297), which became effective upon filing, for the offer and sale of up to $300 million of common stock from time to time in at-the-market offerings under the prospectus included therein and in accordance with the Sales Agency Agreement, dated May 8, 2019, between the Company and BNY Mellon Capital Markets, LLC (the “Equity Shelf Program”). The following table provides the activity in the Equity Shelf Program for the three-month and life-to-date periods ended December 31, 2019:

	Three Months Ended	Life-To-Date Ended
	December 31, 2019
Gross proceeds	$24,999,876	$124,337,247
Less: agent commissions	(249,999)	(1,243,372)
Net proceeds	$24,749,877	$123,093,875
Number of shares sold	331,990	1,478,945
Weighted average price per share	$75.30	$84.07

As of December 31, 2019, the Company had up to $175,662,753 of common stock available for future sale under the program. Net proceeds from the sale of shares of common stock under the Equity Shelf Programs are intended for general corporate purposes, including the acquisition of property for the construction, completion, extension, or improvement of pipeline systems and facilities located in and around the communities served by Southwest. Net proceeds during the twelve months ended December 31, 2019 were contributed to, and reflected in the records of, Southwest (as a capital contribution from Southwest Gas Holdings, Inc.).
During the quarter ended March 31, 2019, the Company sold approximately 278,000 shares of common stock under a previously effective Equity Shelf Program at a weighted average price per share of $83.05 for net proceeds of $22,842,417. Those issuances reflected the remaining shares available under that previous program.
Aside from the equity shelf registrations, in December 2017, the Company and Southwest jointly filed with the SEC an automatic shelf registration statement (File No. 333-222047), or a “Universal Shelf,” which became effective upon filing and includes a prospectus detailing the Company’s ability to offer and sell, from time to time in amounts at prices and on terms that will be determined at the time of such offering, any combination of common stock, preferred stock, debt securities (which may or may not be guaranteed by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement), guarantees of debt securities issued by Southwest, depository shares, warrants to purchase common stock, preferred stock or depository shares issued by the Company or debt securities issued by the Company or Southwest, units and rights. Additionally as part of the Universal Shelf, Southwest may offer and sell, from time to time in amounts at prices and on terms that will be determined at the time of such offering, any combination of debt securities (which may or may not be guaranteed by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement) and guarantees of debt securities issued by the Company or by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement.
During 2019, the Company issued approximately 77,000 shares of common stock through the Restricted Stock/Unit Plan, and Management Incentive Plan.
Additionally during 2019, the Company issued 147,000 shares of common stock through the Dividend Reinvestment and Stock Purchase Plan (“DRSPP”), raising proceeds of approximately $12 million.
As of December 31, 2019, there were 4.2 million shares of common stock registered and available for issuance under the provisions of the various stock issuance plans, which does not include the amount of common stock available that is separately disclosed with respect to the Equity Shelf Program above.
On September 20, 2019, in connection with the reincorporation into Delaware, the Company increased the number of authorized shares of common stock available for issuance from 60,000,000 to 120,000,000.